Financial Instruments - Summary of Cash Flow Financial Instruments Amounts and Its Related Non-effective Portion (Detail) pure in Millions, $ in Millions	12 Months Ended
Dec. 31, 2018 MXN ($)
Net sales trade receivables and borrowings [member] | Foreign exchange currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Financial position category in which the cash flow hedge is included	Other investments including financial derivatives (assets), trade accounts payable (liabilities)
Purchase of stock [member] | Foreign exchange currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	4,768
Assets	$ 109
Liabilities	$ (66)
Exchange rate swaps [member] | Foreign exchange currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	41,195
Assets	$ 2,390
Liabilities	$ (511)
Swap interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	12,607
Liabilities	$ (271)
Financial position category in which the cash flow hedge is included	Other investments including financial derivatives (assets), trade accounts payable (liabilities)
Aluminum price contracts [member] | Commodity price risk [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	265
Liabilities	$ (17)
Sugar price contracts [member] | Commodity price risk [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	1,223
Liabilities	$ (88)
PX MEG price [member] | Commodity price risk [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	1,303
Liabilities	$ (131)